UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: June 30 ,2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

June 30, 2009

(UNAUDITED)

STAAR INVESTMENT TRUST

LETTER TO SHAREHOLDERS

JUNE 30, 2009 (UNAUDITED)

Dear Shareholders,

After struggling for much of the first half of 2009, the S&P 500 had its best July since 1988, gaining a stunning 7.4%. Other indexes did even better.

There is definitely evidence that the economy is bottoming and that the stock market is anticipating a recovery beginning as early as this fall. However to think that all is well would be naïve.

It is unrealistic to think that stocks will continue to rise without at least some retreats. While many companies have recently reported better than expected earnings, many achieved those results by reduced spending and more efficient use of technology and existing resources. The profits did not come on increased sales. Profit is not the same thing as growth.

I am reasonably optimistic that growth will begin again soon, but perhaps not at a pace to justify continuing this rally near term. And the big question is if growth can be strong enough and sustainable enough to support the massive deficits the government is creating.

That being said, I can see stocks climbing over the next couple years, reclaiming most of what was lost since the 2007 peak. Better business practices and consumer behavior will get us there domestically, and growth internationally will buoy overseas markets. We think that international positions will be even more important going forward as it is likely that the economies of many other countries could be stronger than the USA.

For the next two to three years investors should not be in fear of stocks. In fact we should never fear investing in good companies. They are the backbone of the economy and if they don’t make it nothing else will either.

I assure you we are working hard to manage your money prudently, with integrity and sound principles and not with fear. Your confidence and support are appreciated more than you know.

STAAR INVESTMENT TRUST

LETTER TO SHAREHOLDERS (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

Those who abandoned stocks completely over the last year should have been getting back in. If they continue to sit on the sidelines they could be left behind. We may see stocks correct again and if they do it may be the last chance to get back in at very good prices. Dollar-cost-averaging (phasing money back into stocks) is a good strategy right now. And an increase in allocation to the stocks of other countries and US multi-nationals seems prudent.

Risk is always part of the investment consideration.  Investors should carefully consider their cash flow needs and both short and long term goals before investing.  Thank you.

Sincerely,

J. Andre Weisbrod

STAAR INVESTMENT TRUST

MANAGEMENT DISCUSSION OF PERFORMANCE

JUNE 30, 2009 (UNAUDITED)

Overall Market Performance

The first half of 2009 saw a tremendous drop in stock values culminating in a drastic sell off in February and early March.  At one point the S&P was down over 25% from the December 31, 2008 close.  From that fear-induced bottom, the markets recovered dramatically in just two months and by the end of June had recovered to beginning of year values, and in the case of the NASDAQ to a double-digit gain.

After reaching historical low ranges at the end of 2008, short-term interest rates rose modestly and have remained relatively stable since February.  The Federal Reserve has been in an aggressive stimulation mode, keeping treasury yields below 1% for maturities under two years until June.  By June only maturities over 20 years commanded 4% or better rates.  The total return for the Barcap Aggregate Bond index for the six months was only 1.9%.

STAAR AltCat Fund

Our large cash position in the AltCat Fund made the rollercoaster ride less thrilling and preserved value during the downturn.  Some cautious buying into the market rebound allowed the Fund to finish the first six months of 2009 with a positive 4.4% return year-to-date compared to the S&P 500 at 3.2%.

Our best performing positions were generally overseas, including the Eaton Vance Greater India Fund (+52.5%), Ivy Pacific Opportunities Fund (+ 40.57%), iShares Latin America 40 Index (+37.6%) and SPDR S&P Emerging Asia Index (+37.0%).  We also created nice short-term gains in the United States Gasoline and First Trust Chindia Funds.

The worst performing positions included the SPDR Dow Jones REIT (-13.3%), Powershares DB Agriculture Index (-2.8%) and the iShares MCSI Japan Index (-1.0%).

We are pleased to report that at the end of June the ACF retained its Five-Star rating from Morningstar.

STAAR General Bond Fund

Low interest rates among government securities and quality corporations prevented significant returns in bonds unless one was to take higher risks in the

STAAR INVESTMENT TRUST

MANAGEMENT DISCUSSION OF PERFORMANCE (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

 high yield (“junk”) bond markets.  Our objectives do not allow for such risks.  We also chose to keep average maturities on the shorter side and continue to do so.  The GBF’s six month return of +2.6% fared well compared to the +1.6% return of the LB/Barcap Intermediate Gov/Credit Index, though it trailed the Morningstar Intermediate Bond Funds average (+5.9%) due to our emphasis on quality and shorter maturities.

STAAR International Fund

International markets recovered stronger than the USA markets after being down 30% in March.  We were pleased to see the INTF finish the periods with a year-to-date-return of +10.2% compared to the +8.0% EAFE Index.

The best performing positions were Eaton Vance Greater India Fund (+52.5%), iShares Chile Index (+53.3%), iShares Latin America 40 Index (+37.6%) and SPDR S&P Emerging Asia Index (+37.0%). The worst performing positions included the iShares MCSI Japan Index (-1.0%), the iShares MSCI EAFE Index +4.2% and the Sextant International Fund (+6.3%).

We are pleased to report that at the end of June the INTF retained its Five-Star rating from Morningstar.

STAAR Larger Company Stock Fund

As with our other equity funds, the LCSF navigated the big early year dip with less of a downturn due to a large cash position.  It ended the period up 1.0% compared to the S&P 500 at 3.2%.

The best performing positions included Calamos Growth Fund (+20.1%), iShares Dow Jones US Medical Devices (+15.6%) and iShares North American Natural Resources (+10.1%). The worst perfuming positions included Brandywine Blue Fund (-3.9%), American Funds Washington Mutual Investors Fund (-2.0%) and Franklin Rising Dividends Fund (-0.1%).

STAAR Short Term Bond Fund

Low interest rates among government securities and quality corporations prevented significant returns in short-term bonds unless one was to take higher risks in the high yield (“junk”) bond markets.  Our objectives do not allow for such risks.  The STBF’s return of +1.0% exceeded the Lehman Bros. 1-3 Year Gov’t Index (+0.5%), but trailed its peer funds.

STAAR Smaller Company Fund

The smaller company markets provided a wide range of performance, which was reflected in most small cap mutual funds beating the Russell 2000 Index (+2.6%).  The SCSF’s return was 6.8% for the six months ended June 30, 2009, a bit better than the Morningstar Small Blend Funds Average (+6.1%).  A large cash position exceeding 30% most of the year allowed a smoother ride during the downturn.

Among the best performing positions were the Wasatch Small Cap Value Fund (+25.3%), Royce Microcap Fund (+21.5%), the Satuit Capital Microcap Fund (+19.7%) and The Royce Opportunity Fund (+19.2%).  The worst positions included the iShares Russell 2000 Value Index (-4.8%), the Keeley Small Cap Value Fund (-1.5%) and the iShares Russell 2000 Index (+4.1%).

STAAR INVESTMENT TRUST

PERFORMANCE

JUNE 30, 2009 (UNAUDITED)

AltCat (Alternative Categories) Fund -- A flexibly managed, multi-asset global fund of funds investing primarily in assets that offer opportunities for growth of capital.

For periods ending 6/30/09	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Public Inception (5/28/97) [1]	Since Private Inception (4/4/96) [1]
AltCat Fund (ACF)	9.72%	4.42%	-25.84%	-4.53%	2.16%	2.48%	2.98%	3.41%
S&P 500 Index	15.93%	3.16%	-26.41%	-8.34%	-2.06%	-1.50%	2.39%	4.39%
Morningstar Large Blend Funds Avg.	16.71%	4.92%	-37.79%	-9.03%	-2.47%	-0.84%	1.67%	3.35%

STAAR General Bond Fund -- A high-grade general bond portfolio of US Gov't, Gov't Agency and Investment Grade Corp. Bonds with a flexible average maturity.

For periods ending 6/30/09	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Pub. Incept. (5/28/97) [1]	Since Private Inception (4/4/96) [1]
General Bond Fund (GBF)	4.47%	2.56%	1.33%	2.48%	2.00%	3.76%	4.13%	3.96%
Lehman Bros/Barcap Intermed Gov/Cred Index	1.67%	1.62%	5.27%	6.13%	4.57%	5.66%	5.86%	5.81%
Morningstar Intermed-Term Bd Fd Avg	5.64%	5.89%	1.64%	3.62%	3.19%	4.82%	4.79%	4.86%

STAAR INVESTMENT TRUST

PERFORMANCE  (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

International Fund -- A fund of funds in which the underlying investments are primarily common stocks of companies in countries outside the U.S., including emerging markets. Individual stocks may be owned.

For periods ending 6/30/09	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Public Inception (5/28/97) [1]	Since Private Inception (4/4/96) [1]
International Fund (INTF)	19.30%	10.24%	-26.15%	-4.89%	4.38%	1.92%	2.42%	3.65%
EAFE Index	25.43%	7.95%	-31.35%	-7.98%	2.31%	1.16%	2.42%	2.94%
Morningstar Foreign Large Blend Fds Avg	23.96%	7.48%	-32.42%	-8.24%	2.09%	1.11%	1.93%	2.94%

Larger Company Stock Fund -- A fund of funds in which the underlying investments are primarily common stocks of large and larger mid-cap companies Individual stocks may be owned. Objective: Growth w/ some Income

For periods ending 6/30/09	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Public Inception (5/28/97) [1]	Since Private Inception (4/4/96) [1]
Larger Co. Stock Fund (LCSF)	10.17%	1.00%	-26.14%	-9.44%	-3.30%	-2.27%	0.95%	2.35%
S&P 500 Index	15.93%	3.16%	-26.41%	-8.34%	-2.06%	-1.50%	2.39%	4.39%
Morningstar Large Blend Funds Avg.	16.71%	4.92%	-37.79%	-9.03%	-2.47%	-0.84%	1.67%	3.35%

STAAR Short Term Bond Fund -- A high-grade bond portfolio of US Gov't, Gov't Agency and Investment Grade Corporate Bonds with an average maturity between 1 and 3 years.

For periods ending 6/30/09	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return[1]	Since Public Inception (5/28/97) [1]	Since Private Inception (4/4/96) [1]
Short Term Bond Fund (STBF)	1.40%	0.96%	0.95%	2.69%	2.03%	3.70%	4.50%	4.44%
Lehman Bros 1-3 Year Govt Index	0.14%	0.47%	4.94%	5.74%	4.22%	4.73%	5.00%	5.04%
Morningstar Short-Term Bd Fd Avg	3.46%	4.79%	1.22%	2.92%	2.57%	3.86%	3.89%	4.00%

Smaller Company Stock Fund -- A fund of funds in which the underlying investments are primarily common stocks of small, micro-cap and smaller mid-cap companies. Individual stocks may be owned.

For periods ending 6/30/09	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Public Inception (5/28/97) [1]	Since Private Inception (4/4/96) [1]
Smaller Co. Stock Fd (SCSF)	16.52%	6.76%	-23.60%	-10.35%	-2.74%	2.97%	4.21%	4.46%
Russell 2000 Index	20.69%	2.64%	-25.01%	-9.89%	-1.71%	2.38%	3.84%	4.56%
Morningstar Small Blend Fds Avg	22.29%	6.11%	-25.97%	-10.78%	-1.78%	4.25%	5.43%	6.28%

1 Performance figures are total returns, including dividends and capital gains reinvested, except as noted with **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing. The General Bond Fund was formerly named the Intermediate Bond Fund.  The Short Term Bond Fund was previously named the Long Term Bond Fund.  The investment objectives were changed by a vote of shareholders in August of 2004.  Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives.  The Trust was formed as a PA private business trust and investment operations commenced 4/4/96.  Public inception was effective on 5/28/97 with no changes in investment operations, except for the General Bond Fund and the Short Term Bond Fund.

For a current prospectus, call 1-800-332-7738 P.I.N. 3370 or visit www.staarfunds.com

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2009 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

GRAPHICAL ILLUSTRATION (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

GRAPHICAL ILLUSTRATION (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

GRAPHICAL ILLUSTRATION (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

GRAPHICAL ILLUSTRATION (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

GRAPHICAL ILLUSTRATION (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2009 (UNAUDITED)

Shares		Value

Short Term Corporate - 26.81%
50,000	Bank of America Corp., 4.375%, 12/1/10	$ 50,128
100,000	Clorox Co., 4.20%, 1/15/10**	101,421
100,000	General Electric, 4.25%, 9/13/10	101,693
100,000	IB-Capital One, 5.70%, 9/15/11	100,444
200,000	International Paper Co., 4.00%, 4/1/10	200,476
100,000	Simon Property Group L.P., 4.875%, 3/18/10	100,705
		654,867
Intermediate Corporate - 25.24%
50,000	E.I. Du Pont De Nemour, 5.00%, 7/15/13	52,582
100,000	IB-Alcoa, Inc., 5.375%, 1/15/13	97,631
100,000	IB-Home Depot, Inc., 5.25%, 12/16/13	102,745
200,000	IB-United Health Group, 4.75%, 2/10/14	193,500
50,000	Philip Morris International, 4.875%, 5/16/13	52,469
100,000	IB-Merrill Lynch, 6.05%, 5/16/16	89,540
2,500	Pimco Corporate Opportunity Fund	28,150
		616,617
Short Term US Gov't/Gov't Agency - 17.52%
11,000	Blackrock Broad Investment Grade	126,830
100,000	Federal Home Loan Bank Dis, 0%, 9/22/09	99,970
50,000	Federal National Mortgage Association, 3.80%, 2/25/11	50,219
43,000	IB-Fed National MTG ASSN, 4.375%, 6/21/10	44,572
100,000	IB-Fed HM LN MTG CP, 4.375%, 11/9/11	106,387
		427,978
Long Term US Gov't/Gov't Agency - 2.02%
50,000	Freddie Mac, 4.00%, 3/15/21	49,359

Intermediate US Gov't/Gov't Agency - 15.12%
200,000	Federal Home Loan Mortgage, 1.50%, 5/15/13	199,488
100,000	Federal Home Loan Mortgage, 2.00%, 5/15/14	98,570
700	Ishares Barclays TIPS Bond	71,148
		369,206

**Callable bond in the year 2009.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

Shares		Value
TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $2,150,280) - 86.71%		2,118,027

SHORT TERM INVESTMENTS - 12.48%
304,859	Short-term Investment Company Prime Portfolio 0.55% * (Cost $304,859)	304,859

TOTAL INVESTMENTS (Cost $2,455,139) - 99.19%		2,422,886

OTHER ASSETS LESS LIABILITIES - 0.81%		19,738

NET ASSETS - 100.00%		$2,442,624

* Variable rate security; the coupon rate shown represents the yield at June 30, 2009.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2009 (UNAUDITED)

Shares		Value

Short Term Corporate - 46.64%
100,000	CBS Corp., 6.625%, 5/15/11	$ 101,228
50,000	Citigroup Inc., 4.25%, 7/29/09	50,029
300,000	Clorox Co., 4.20%, 1/15/2010**	304,262
100,000	Countrywide Home Loan MTN, 4.125%, 9/15/09	100,326
100,000	Federal National Mortgage Association, 2.00%, 1/30/12	100,750
75,000	General Electric, 4.25%, 9/13/10	76,270
50,000	IB-Capital One, 5.70%, 9/15/11	50,222
100,000	IB-Merrill Lynch, 5.77%, 7/25/11	101,765
200,000	International Paper Co., 4.00%, 4/1/10	200,476
100,000	Marshall & Ilsley Corp., 4.375%, 8/1/09	100,020
50,000	Merrill Lynch & Co. MTN, 4.125%, 9/10/09	50,071
100,000	Morgan Stanley, 4.00%, 1/15/10	101,001
100,000	PNC Funding Corp., 4.50%, 3/10/10	100,676
100,000	Textron Financial Corp., 6.00%, 11/20/09	99,108
55,000	Transamerican Financial Corp. CP, 0.00%, 3/1/10	51,280
50,000	Xerox Corp., 6.875%, 8/15/11	51,750
		1,639,234

Short Term US Gov't/Gov't Agency - 30.31%
100,000	Federal Home Loan Bank, 1.65%, 2/4/11	100,094
100,000	Federal Home Loan Mortgage, 1.625%, 8/11/11	99,922
100,000	Federal Home Loan Mortgage, 2.00%, 1/9/12	101,000
200,000	Federal National Mortgage Association, 3.80%, 2/25/11	200,875
300,000	IB-Fed Farm Credit BK, 3.10%, 2/25/11**	301,219
15,000	IB-Fed HM LN BK, 3.66%, 9/30/10	15,543
15,000	IB-Fed HM LN BK, 4.10%, 11/12/09	15,211
1,800	Ishares Barclays 1-3 Year Treasury Bond Fund	150,678
7,000	Blackrock Broad Investment Grade	80,710
		1,065,252

TOTAL FOR BONDS (Cost $2,712,548) - 76.96%		2,704,486

**Callable bond in the year 2009.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

Shares		Value
SHORT TERM INVESTMENTS - 22.13%
777,795	Federated Prime Obligations Fund 0.55% * (Cost $777,795)	777,795

TOTAL INVESTMENTS (Cost $3,490,343) - 99.09%		3,482,281

OTHER ASSETS LESS LIABILITIES - 0.91%		32,059

NET ASSETS - 100.00%		$ 3,514,340

* Variable rate security; the coupon rate shown represents the yield at June 30, 2009.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2009 (UNAUDITED)

Shares		Value

Alternative Categories - 0.55%
200	Prudhoe Bay Royality Trust	$ 13,800

Larger Company Stocks - 70.03%
10,827	American Fundamental Investors Fund Class-F	292,221
7,884	American Washington Mutual Investors Fund Class-F	162,026
300	Anadarko Petroleum Corp.	13,617
6,850	Brandywine Blue *	130,500
1,251	Calamos Growth Fund Class-A *	43,793
1,653	Dodge & Cox Stock Fund	127,487
12,520	Franklin Rising Dividends Fund Class-A *	297,715
12,581	Heartland Select Value *	243,061
100	IBM Corp.	10,442
900	Internet HOLDR's	38,520
200	I-Shares DJ US Healthcare Sector Index	10,824
600	I-Shares DJ US Medical Devices Index *	26,550
300	I-Shares GSSI Natural Resources Index Fund	8,313
700	I-Shares S&P 500 Index	64,645
4,775	Mairs & Power Growth	250,748
2,197	Tocqueville Fund *	35,904
		1,756,366

TOTAL FOR SECURITIES (Cost $2,184,280) - 70.58%		1,770,166

SHORT TERM INVESTMENTS - 29.04%
728,364	Federated Prime Obligations Fund 0.55% ** (cost $728,364)	728,364

TOTAL INVESTMENTS (Cost $2,912,644) - 99.62%		2,498,530

OTHER ASSETS LESS LIABILITIES - 0.38%		9,517

NET ASSETS - 100.00%		$2,508,047

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2009.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2009 (UNAUDITED)

Shares		Value

Smaller Company Stocks - 72.11%
700	Big Lots, Inc. *	$ 14,721
10,117	Columbia Acorn Fund Class-Z *	196,678
11,547	Franklin Microcap Value Fund *	266,852
1,000	Ishares Russell 2000 Index Fund	51,080
2,000	Ishares Russell 2000 Value Index Fund	93,060
8,371	Keeley Smallcap Value Fund Class-A *	134,527
100	Papa Johns International, Inc. *	2,479
200	Powell Industries, Inc. *	7,414
2,000	Powershares Wilderhill Clean Energy *	20,160
19,408	Royce Microcap Investment Fund *	210,574
24,420	Royce Opportunity Fund *	162,149
7,744	Satuit Capital Microcap Fund Class-A *	152,477
200	Shaw Group, Inc. *	5,482
100	Terra Nitrogen Co., L.P.	10,078
15,083	The Aberdeen Small Cap Fund Class A *	139,212
600	United Guardian, Inc.	5,556
80,802	Wasatch Smallcap Value Fund *	188,268
200	Web MD Health Corp. *	5,984
		1,666,751

TOTAL FOR SECURITIES (Cost $2,213,166) - 72.11%		1,666,751

SHORT TERM INVESTMENTS - 27.47%
635,072	Federated Prime Obligations Fund 0.55% ** (cost $635,072)	635,072

TOTAL INVESTMENTS (Cost $2,848,238) - 99.58%		2,301,823

OTHER ASSETS LESS LIABILITIES - 0.42%		9,632

NET ASSETS - 100.00%		$2,311,455

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2009.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2009 (UNAUDITED)

Shares		Value

International - 69.15%
10,376	American Europacific Growth Fund Class-F *	$ 325,717
12,165	Credit Suisse International Focus Fund *	135,280
1,060	Eaton Vance Greater India Fund Class-A *	19,485
1,000	First Trust ISE Chindia Index	16,440
7,676	Harbor International Institutional Fund *	331,361
1,000	I-Shares MSCI Australia Index Fund	16,800
500	I-Shares MSCI Austria Index Fund	8,075
800	I-Shares MSCI Belgium Index Fund	8,072
200	I-Shares MSCI Brazil Index Fund	10,594
300	I-Shares MSCI Chile Index Fund	13,590
1,500	I-Shares MSCI EAFE Index Fund	68,715
2,000	I-Shares MSCI Japan Index Fund	18,860
1,500	I-Shares MSCI Malaysia Index Fund	13,350
	I-Shares MSCI Taiwan Index Fund *	10,090
250	I-Shares MSCI S&P Latin America 40 Index Fund	8,685
4,281	Marsico International Opportunities Fund *	43,327
11,110	Putnam International Capital Opportunities Fund Class-A *	269,879
11,292	Saturna Sextant International Institutional Fund *	139,115
200	SPDR S&P Emerging Asia Pacific Fund	12,012
39,962	Franklin Templeton Foreign Fund Class A *	209,799
		1,679,246
Developing Markets - 9.69%
700	Builders Emerging Markets 50 ADR Index	24,199
12,698	Franklin Templeton Developing Markets Fund Class A *	211,047
		235,246

TOTAL FOR SECURITIES (Cost $1,792,410) - 78.83%		1,914,492

* Variable rate security; the coupon rate shown represents the yield at June 30, 2009.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

Shares		Value
SHORT TERM INVESTMENTS - 20.78%
504,634	Federated Prime Obligations Fund 0.55% * (cost $504,634)	504,634

TOTAL INVESTMENTS (Cost $2,297,044) - 99.61%		2,419,126

OTHER ASSETS LESS LIABILITIES - 0.39%		9,452

NET ASSETS - 100.00%		$ 2,428,578

* Variable rate security; the coupon rate shown represents the yield at June 30, 2009.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2009 (UNAUDITED)

Shares		Value

Alternative Categories - 22.90%
200	DJ Wilshire REIT Exchange Traded Fund	$ 6,788
1,000	First Trust-ISE Revere Natural Gas	12,770
5,759	Franklin Natural Resources Fund Class-A *	141,851
11,231	Live Oak Health Sciences Fund *	113,320
400	Powershares DB Agriculture Fund *	10,180
900	Powershares Cleantech Portfolio	18,504
800	Powershares DB Base Metals *	12,056
200	Prudhoe Bay Royality Trust	13,800
700	United States Gasoline Fund *	22,904
2,151	Vanguard Energy Fund	108,802
1,103	Vanguard Health Care Fund	113,793
		574,768
Global - 9.86%
1,170	American Smallcap World Fund Class-F *	28,870
7,996	Franklin Mutual Discovery Fund Class-A *	191,898
300	I-Shares S&P Global Infrastructure Fund	8,769
800	Market Vectors-Nuclear Energy ETF *	17,960
		247,497
International - 9.83%
966	Eaton Vance Greater India Fund Class-A *	17,746
900	First Trust ISE Chindia Index	14,796
1,500	I-Shares MSCI Australia Index Fund	25,200
200	I-Shares MSCI Chile Index Fund	9,060
350	I-Shares MSCI EAFE Index Fund	16,034
1,000	I-Shares MSCI Japan Index Fund	9,430
1,000	I-Shares MSCI Malaysia Index Fund	8,900
200	I-Shares MSCI Spain Index Fund	8,046
250	I-Shares S&P Latin America 40 Index Fund Class-F	8,685
3,849	Ivy Pacific Opportunities Fund Class-A *	47,612
3,679	Matthews Asian Growth & Income Fund	49,551
400	SPDR S&P Emerging Asia Pacific Fund	24,024
600	WisdomTree International Financial Sector Fund	7,542
		246,626

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

Shares		Value
Larger Company Stocks - 10.40%
300	Anadarko Petroleum Corp.	13,617
1,000	Internet HOLDR's	42,800
300	I-Shares DJ US Basic Materials Sector Fund	13,029
800	I-Shares DJ US Health Care Sector Index Fund	43,296
1,200	I-Shares DJ US Medical Devices Index Fund *	53,100
1,054	Muhlenkamp Fund *	44,092
5,839	Neuberger Berman Focus Fund Class-Advisor *	43,673
1,200	Siliconware Precision Industries Co. *	7,416
		261,023
Intermediate Corporate - 1.35%
3,000	Pimco Corporate Opportunity Fund	33,780

Smaller Company Stocks - 3.85%
400	Big Lots, Inc. *	8,412
750	Ishares Russell 2000 Index Fund	38,310
100	Papa Johns International, Inc. *	2,479
200	Powell Industries *	7,414
1,000	Powershares Lux Nanotech	8,640
1,000	Powershares Wilderhill Clean Energy Fund *	10,080
100	Terra Nitrogen Co., L.P.	10,078
1,200	United Guardian Inc.	11,112
		96,525
Developing Markets - 1.65%
1,200	Builders Emergining Markets 50 ADR Index	41,484

TOTAL FOR SECURITIES (Cost $1,515,473) - 59.84%		1,501,703
SHORT TERM INVESTMENTS - 39.45%
990,061	Federated Prime Obligations Fund 0.55% ** (cost $990,061)	990,061
TOTAL INVESTMENTS (Cost $2,505,535) - 99.30%		2,491,764

OTHER ASSETS LESS LIABILITIES - 0.70%		17,627

NET ASSETS - 100.00%		$2,509,391

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2009.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2009 (UNAUDITED)

Assets:	GBF	STBF	LCSF	SCSF	INTF	ACF
Investments in Securities, at Value (Cost $2,455,139; $3,490,343; $2,912,644; $2,848,238; $2,297,044; $2,505,535, respectively)
	$2,422,886	$3,482,281	$2,498,530	$2,301,823	$2,419,126	$2,491,764
Cash	-	-	10,000	10,000	10,000	17,500
Receivables:
Prepaid Expenses	2,798	3,640	2,501	2,057	2,057	2,324
Dividends and Interest	20,024	32,233	494	424	532	1,341
Total Assets	2,445,708	3,518,154	2,511,525	2,314,304	2,431,715	2,512,929
Liabilities:
Payables:
Accrued Management Fees to Affiliate	257	371	674	621	652	674
Other Accrued Expenses	2,763	3,421	2,804	2,228	2,485	2,864
Dividends Payable	64	22	-	-	-	-
Securities Purchased	-	-	-	-	-	-
Total Liabilities	3,084	3,814	3,478	2,849	3,137	3,538
Net Assets	$2,442,624	$3,514,340	$2,508,047	$2,311,455	$2,428,578	$2,509,391

Net Assets Consist of:
Paid In Capital	$2,626,807	$3,519,438	$3,219,687	$3,603,539	$2,455,209	$2,797,183
Accumulated Undistributed Net Investment Income (Loss) on Investments	20,210	4,337	(81,229)	(313,458)	(88,643)	(81,952)
Accumulated Undistributed Realized Gain (Loss) on Investments	(172,140)	(4,659)	(216,296)	(432,211)	(60,070)	(192,069)
Unrealized Appreciation /(Depreciation) in Value of Investments	(32,253)	(4,776)	(414,115)	(546,415)	122,082	(13,771)
Net Assets (for 250,797; 380,280; 275,703; 292,409;	$2,442,624	$3,514,340	$2,508,047	$2,311,455	$2,428,578	$2,509,391
253,515; 246,875, shares outstanding respectively)
Net Asset Value and Offering Price Per Share	$ 9.74	$ 9.24	$ 9.10	$ 7.90	$ 9.58	$ 10.16

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009

	GBF	STBF	LCSF	SCSF	INTF	ACF
Investment Income:
Dividends (Net of foreign taxes withheld $0, $0, $63, $0, $0 and $0, respectively)
	$ 3,476	$ 576	$10,434	$ 1,403	$ 2,612	$ 8,758
Interest	44,687	55,762	4,201	945	1,235	2,657
Total Investment Income	48,163	56,338	14,635	2,348	3,847	11,415

Expenses:
Advisory Fees (Note 3)	3,335	6,199	10,840	9,461	9,903	10,550
Distribution Fees	1,017	2,208	-	-	856	885
Transfer Agent and Fund Accounting Fees	5,014	7,859	1,432	3,299	3,458	4,362
Administrative Fees	1,253	1,771	1,204	1,051	1,100	1,172
Audit Fees	4,002	5,665	4,244	3,221	2,030	3,853
Legal Fees	1,818	2,441	1,650	1,212	833	1,621
Custody Fees	1,898	1,989	1,878	1,643	807	1,153
Printing Fees	491	690	495	416	478	320
Insurance Fees	740	1,015	668	560	593	637
Compliance Fees	262	640	331	386	496	415
Director's Fees	902	1,260	765	703	349	392
Other	1,145	3,627	2,368	912	3,408	1,193
Total Expenses	21,877	35,364	25,874	22,862	24,311	26,553

Net Investment Income	26,286	20,974	(11,239)	(20,514)	(20,464)	(15,138)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(30,329)	106	27,329	(79,475)	(61,756)	(192,231)
Net Change in Unrealized Appreciation /(Depreciation) on Investments	61,805	13,504	(6,856)	240,652	291,888	313,122
Net Realized and Unrealized Gain (Loss) on Investments	31,476	13,610	20,473	161,177	230,132	120,891

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 57,762	$34,584	$9,234	$140,663	$ 209,668	$ 105,753

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)	For the
	Six Months Ended	Year Ended
	6/30/2009	12/31/2008
Increase in Net Assets From Operations:
Net Investment Income	$ 26,286	$ 132,963
Net Realized Gain/(Loss) on Investments	(30,329)	(135,612)
Net Change in Unrealized Appreciation/ (Depreciation) on Investments	61,805	(128,218)
Net Increase/(Decrease) in Net Assets Resulting from Operations	57,762	(130,867)

Distributions to Shareholders from:
Net Investment Income	(37,233)	(118,710)
Realized Gains	-	-
Net Change in Net Assets from Distributions	(37,233)	(118,710)

Capital Share Transactions:
Proceeds from Sale of Shares	20,661	1,811,916
Shares Issued on Reinvestment of Dividends	37,045	118,402
Cost of Shares Redeemed	(279,233)	(2,035,120)
Net Decrease from Shareholder Activity	(221,527)	(104,802)

Net Assets:
Net Increase/(Decrease) in Net Assets	(200,998)	(354,379)
Beginning of Period	2,643,622	2,998,001
End of Period (Including Accumulated Undistributed Net Investment Income of $3,715 and $31,382, respectively)
	$ 2,442,624	$2,643,622

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	6/30/2009	12/31/2008
Increase in Net Assets From Operations:
Net Investment Income	$ 20,974	$ 33,376
Net Realized Loss on Investments	(106)	(4,398)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	13,504	(23,238)
Net Increase in Net Assets Resulting from Operations	34,584	14,536

Distributions to Shareholders from:
Net Investment Income	(22,111)	(28,225)
Realized Gains	-	-
Return of Capital	-	(8,845)
Net Change in Net Assets from Distributions	(22,111)	(37,070)

Capital Share Transactions:
Proceeds from Sale of Shares	219,794	2,664,207
Shares Issued on Reinvestment of Dividends	22,043	36,983
Cost of Shares Redeemed	(430,221)	(347,351)
Net Decrease from Shareholder Activity	(188,384)	2,353,839

Net Assets:
Net Increase/(Decrease) in Net Assets	(175,911)	2,331,305
Beginning of Period	3,690,251	1,358,946
End of Period (Including Accumulated Undistributed Net Investment Income (Loss) of $(2,915) and $5,474, respectively)
	$ 3,514,340	$ 3,690,251

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	6/30/2009	12/31/2008
Increase in Net Assets From Operations:
Net Investment Loss	$ (11,239)	$ (15,352)
Net Realized Gain/(Loss) on Investments	27,329	(123,645)
Net Change in Unrealized Depreciation on Investments	(6,856)	(1,273,160)
Net Increase/(Decrease) in Net Assets Resulting from Operations	9,234	(1,412,157)

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	-

Capital Share Transactions:
Proceeds from Sale of Shares	27,538	135,144
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(141,442)	(532,585)
Net Decrease from Shareholder Activity	(113,904)	(397,441)

Net Assets:
Net Decrease in Net Assets	(104,670)	(1,809,598)
Beginning of Period	2,612,717	4,422,315
End of Period (Including Accumulated Undistributed Net Investment Income (Loss) of $(81,229) and $0, respectively)
	$ 2,508,047	$ 2,612,717

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	6/30/2009	12/31/2008
Increase in Net Assets From Operations:
Net Investment Loss	$ (20,514)	$ (36,196)
Net Realized Loss on Investments	(79,475)	(352,737)
Net Change in Unrealized Appreciation/ (Depreciation) on Investments	240,652	(884,773)
Net Increase/(Decrease) in Net Assets Resulting from Operations	140,663	(1,273,706)

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	-

Capital Share Transactions:
Proceeds from Sale of Shares	119,307	45,891
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(136,408)	(626,092)
Net Decrease from Shareholder Activity	(17,101)	(580,201)

Net Assets:
Net Increase/(Decrease) in Net Assets	123,562	(1,853,907)
Beginning of Period	2,187,893	4,041,800
End of Period (Including Accumulated Undistributed Net Investment Income of $(313,458) and $0, respectively)
	$ 2,311,455	$ 2,187,893

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	6/30/2009	12/31/2008
Increase in Net Assets From Operations:
Net Investment Loss	$ (20,464)	$ (9,112)
Net Realized Gain/(Loss) on Investments	(61,756)	232,392
Net Change in Unrealized Appreciation/(Depreciation) on Investments	291,888	(2,137,943)
Net Increase/(Decrease) in Net Assets Resulting from Operations	209,668	(1,914,663)

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	(232,133)
Net Change in Net Assets from Distributions	-	(232,133)

Capital Share Transactions:
Proceeds from Sale of Shares	50,646	87,048
Shares Issued on Reinvestment of Dividends	-	230,867
Cost of Shares Redeemed	(160,289)	(1,680,066)
Net Decrease from Shareholder Activity	(109,643)	(1,362,151)

Net Assets:
Net Increase/(Decrease) in Net Assets	100,025	(3,508,947)
Beginning of Period	2,328,553	5,837,500
End of Period (Including Accumulated Undistributed Net Investment Income (Loss) of $(88,643) and $0, respectively)
	$ 2,428,578	$ 2,328,553

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Year
	Ended	Ended
	6/30/2009	12/31/2008
Increase in Net Assets From Operations:
Net Investment Loss	$ (15,138)	$ (5,949)
Net Realized Gain/(Loss) on Investments	(192,231)	179,668
Net Change in Unrealized Appreciation/(Depreciation) on Investments	313,122	(1,356,215)
Net Increase/(Decrease) in Net Assets Resulting from Operations	105,753	(1,182,496)

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	(179,506)
Net Change in Net Assets from Distributions	-	(179,506)

Capital Share Transactions:
Proceeds from Sale of Shares	133,577	252,140
Shares Issued on Reinvestment of Dividends	-	178,635
Cost of Shares Redeemed	(106,108)	(514,339)
Net Increase/(Decrease) from Shareholder Activity	27,469	(83,564)

Net Assets:
Net Increase/(Decrease) in Net Assets	133,222	(1,445,566)
Beginning of Period	2,376,169	3,821,735
End of Period (Including Accumulated Undistributed Net Investment Income (Loss) of $(81,952) and $0, respectively)
	$ 2,509,391	$2,376,169

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

(Unaudited)
Six Months
	Ended	Years Ended
	6/30/ 2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/ 2004
Net Asset Value, at Beginning of Period	$ 9.65	$10.14	$ 10.11	$10.06	$10.45	$10.75

Income From Investment Operations:
Net Investment Income *	0.10	0.33	0.35	0.35	0.35	0.31
Net Gain (Loss) on Securities (Realized and Unrealized)	0.19	(0.51)	0.10	0.01	(0.34)	(0.25)
Total from Investment Operations	0.29	(0.18)	0.45	0.36	0.01	0.06

Distributions:
From Net Investment Income	(0.14)	(0.31)	(0.42)	(0.31)	(0.40)	(0.36)
From Net Realized Gain	-	-	-	-	-	-
Total from Distributions	(0.14)	(0.31)	(0.42)	(0.31)	(0.40)	(0.36)

Net Asset Value, at End of Period	$ 9.80	$ 9.65	$ 10.14	$10.11	$10.06	$10.45

Total Return **	2.56%	(1.74)%	4.53%	3.73%	0.11%	0.50%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,443	$2,644	$ 2,998	$3,688	$1,791	$2,364
Ratio of Expenses to Average Net Assets	1.75%***	1.44%	1.56%	1.33%	1.31%	1.60%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.10%***	3.32%	3.48%	3.47%	3.40%	2.88%
Portfolio Turnover	27.09%	103.60%	30.22%	40.48%	17.84%	31.80%
Such Ratios are After Effect of Expenses Waived	-	-	-	$ 0.01	$0.02	-

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** Annualized

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

(Unaudited)
Six Months
	Ended	Years Ended
	6/30/ 2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/ 2004
Net Asset Value, at Beginning of Period	$ 9.21	$ 9.38	$ 9.30	$ 9.21	$ 9.40	$ 9.85

Income From Investment Operations:
Net Investment Income *	0.05	0.17	0.31	0.28	0.24	0.24
Net Gain (Loss) on Securities (Realized and Unrealized)	0.05	(0.15)	0.10	0.04	(0.23)	(0.26)
Total from Investment Operations	0.11	0.02	0.41	0.32	0.01	(0.02)

Distributions:
From Net Investment Income	(0.06)	(0.19)	(0.33)	(0.23)	(0.20)	(0.31)
From Net Realized Gain	-	-	-	-	-	(0.12)
Total from Distributions	(0.06)	(0.19)	(0.33)	(0.23)	(0.20)	(0.43)

Net Asset Value, at End of Period	$ 9.26	$ 9.21	$ 9.38	$ 9.30	$ 9.21	$ 9.40

Total Return **	0.96%	0.19%	4.41%	3.50%	0.07%	(0.14)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,514	$3,690	$1,358	$1,494	$ 983	$ 602
Ratio of Expenses to Average Net Assets	2.00%***	1.58%	1.41%	1.12%	1.02%	1.53%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.18%***	1.87%	3.33%	3.04%	2.60%	2.49%
Portfolio Turnover	21.72%	115.00%	41.49%	11.79%	48.02%	86.65%
Such Ratios are After Effect of Expenses Waived	-	-	-	$ 0.01	$ 0.03	-

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** Annualized

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

(Unaudited)
Six Months
	Ended	Years Ended
	6/30/ 2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004
Net Asset Value, at Beginning of Period	$ 9.03	$ 13.56	$14.05	$13.14	$12.67	$11.45

Income From Investment Operations:
Net Investment Income *	(0.04)	(0.05)	(0.09)	(0.08)	(0.12)	(0.11)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.11	(4.48)	0.59	1.32	0.59	1.33
Total from Investment Operations	0.07	(4.53)	0.50	1.24	0.47	1.22

Distributions:
From Net Investment Income	-	-	-	-	-	-
From Net Realized Gain	-	-	(0.99)	(0.33)	-	-
Total from Distributions	-	-	(0.99)	(0.33)	-	-

Net Asset Value, at End of Period	$ 9.10	$ 9.03	$13.56	$14.05	$13.14	$12.67

Total Return **	1.00%	(33.41)%	3.57%	9.44%	3.69%	10.65%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,508	$ 2,613	$4,422	$4,488	$4,786	$5,014
Ratio of Expenses to Average Net Assets	2.15%***	1.91%	1.90%	1.84%	1.97%	1.94%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.93)%***	(0.42)%	(0.59)%	(0.56)%	(0.94)%	(0.92)%
Portfolio Turnover	5.14%	15.99%	36.83%	22.95%	14.00%	35.19%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	-	-

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** Annualized

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

(Unaudited)
Six Months
	Ended	Years Ended
	6/30/ 2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004
Net Asset Value, at Beginning of Period	$ 7.41	$11.38	$13.87	$14.85	$15.43	$14.53

Income From Investment Operations:
Net Investment Income *	(0.07)	(0.11)	(0.14)	(0.17)	(0.23)	(0.26)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.56	(3.86)	(0.33)	2.26	1.04	2.10
Total from Investment Operations	0.49	(3.97)	(0.47)	2.09	0.81	1.84

Distributions:
From Net Investment Income	-	-	-	-	-	-
From Net Realized Gain	-	-	(2.02)	(3.07)	(1.39)	(0.94)
Total from Distributions	-	-	(2.02)	(3.07)	(1.39)	(0.94)

Net Asset Value, at End of Period	$ 7.90	$ 7.41	$11.38	$13.87	$14.85	$15.43

Total Return **	6.76%	(34.89)%	(3.40)%	14.22%	5.22%	12.69%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,311	$ 2,188	$4,041	$4,850	$5,026	$5,551
Ratio of Expenses to Average Net Assets	2.17%***	1.96%	1.92%	1.83%	1.96%	1.94%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.95)%***	(1.17)%	(0.98)%	(1.06)%	(1.50)%	(1.73)%
Portfolio Turnover	6.46%	16.27%	40.26%	37.46%	23.04%	33.58%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	-	-

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** Annualized

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited)
	Six Months
	Ended	Years Ended
	6/30/ 2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004
Net Asset Value, at Beginning of Period	$ 8.70	$16.33	$15.62	$13.54	$11.59	$ 9.74

Income From Investment Operations:
Net Investment Income *	(0.08)	(0.03)	0.09	(0.01)	(0.04)	(0.06)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.96	(6.64)	2.35	2.90	1.99	1.91
Total from Investment Operations	0.88	(6.67)	2.44	2.89	1.95	1.85

Distributions:
From Net Investment Income	-	-	(0.09)	-	-	-
From Net Realized Gain	-	(0.96)	(1.64)	(0.81)	-	-
Total from Distributions	-	(0.96)	(1.73)	(0.81)	-	-

Net Asset Value, at End of Period	$ 9.58	$ 8.70	$16.33	$15.62	$13.54	$11.59

Total Return **	10.24%	(40.82)%	15.63%	21.38%	16.82%	18.96%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,429	$2,329	$5,837	$5,378	$4,750	$4,033
Ratio of Expenses to Average Net Assets	2.21%***	1.96%	1.92%	1.86%	1.99%	1.96%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.86)%***	(0.25)%	0.51%	(0.06)%	(0.34)%	(0.63)%
Portfolio Turnover	7.48%	21.47%	18.46%	15.66%	16.23%	16.99%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	-	-

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** Annualized

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

(Unaudited)
Six Months
	Ended	Years Ended
	6/30/ 2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004
Net Asset Value, at Beginning of Period	$ 9.74	$15.58	$14.46	$14.28	$13.25	$11.77

Income From Investment Operations:
Net Investment Income *	(0.06)	(0.03)	(0.01)	(0.08)	(0.13)	(0.14)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.48	(5.01)	2.09	1.75	1.70	1.62
Total from Investment Operations	0.42	(5.04)	2.08	1.67	1.57	1.48

Distributions:
From Net Investment Income	-	-	-	-	-	-
From Net Realized Gain	-	(0.80)	(0.96)	(1.49)	(0.54)	-
Total from Distributions	-	(0.80)	(0.96)	(1.49)	(0.54)	-

Net Asset Value, at End of Period	$ 10.16	$ 9.74	$15.58	$14.46	$14.28	$13.25

Total Return **	4.42%	(32.37)%	14.45%	11.65%	11.91%	12.55%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,509	$ 2,376	$3,821	$3,095	$3,445	$2,955
Ratio of Expenses to Average Net Assets	2.26%***	1.90%	1.91%	1.89%	2.01%	2.01%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.29)%***	(0.19)%	(0.08)%	(0.55)%	(0.94)%	(1.18)%
Portfolio Turnover	18.21%	32.95%	19.88%	11.08%	35.48%	28.35%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	-	-

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** Annualized

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2009 (UNAUDITED)

Note 1. Organization

STAAR Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to STAAR Investment Trust in September 1998.  The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

The Trust consists of six separate series portfolios (funds). The funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund, which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

               STAAR General Bond Fund (GBF)

               STAAR Short Term Bond Fund (STBF)

               STAAR Larger Company Stock Fund (LCSF)

               STAAR Smaller Company Stock Fund (SCSF)

               STAAR International Fund (INTF)

               STAAR Alternative Categories Fund (ACF)

Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named.  Each fund may invest in other open-end funds (mutual funds), exchange-traded funds (ETFs), closed-end funds and individual securities.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general econcomic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

FAS 157 - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2009:

GBF                                                                   Investments                  Other Financial*

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                       $            -                        $                -

Level 2 – Significant Other Observable Inputs                 -                            2,422,886

Level 3 – Significant Unobservable Inputs                       -                                          -

Total                                                                      $           -                         $ 2,422,886

STBF                                                                 Investments                  Other Financial*

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                       $            -                         $              -

Level 2 – Significant Other Observable Inputs                 -                           3,482,281

Level 3 – Significant Unobservable Inputs                       -                                         -

Total                                                                      $           -                         $3,482,281

LCSF                                                                 Investments                  Other Financial*

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                       $2,498,530                        $         -

Level 2 – Significant Other Observable Inputs                   -                                    -

Level 3 – Significant Unobservable Inputs                         -                                    -

Total                                                                     $2,498,530                        $         -

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

SCSF                                                                 Investments                  Other Financial*

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                       $2,301,823                        $         -

Level 2 – Significant Other Observable Inputs                   -                                    -

Level 3 – Significant Unobservable Inputs                         -                                    -

Total                                                                    $2,301,823                         $         -

INTF                                                                  Investments                  Other Financial*

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                       $2,419,126                        $         -

Level 2 – Significant Other Observable Inputs                   -                                    -

Level 3 – Significant Unobservable Inputs                         -                                    -

Total                                                                    $2,419,126                         $         -

ACF                                                                   Investments                  Other Financial*

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                       $2,491,764                        $         -

Level 2 – Significant Other Observable Inputs                   -                                    -

Level 3 – Significant Unobservable Inputs                         -                                    -

Total                                                                     $2,491,764                        $         -

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

Distributions to Shareholders- The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Management Agreement and Other Transactions with Affiliates

In 2006, the Board of Trustees approved  a management agreement (the “Management Agreement”) with the Advisor to furnish investment advisory and management services to the Fund.  The Board extended the Management Agreement in 2007 and in 2008 for the period of January 1, 2009 to December 31, 2009.  The 2008 extension provides that the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.35% for the STBF, 0.35% for the GBF, and 0.90% for all other portfolios.

The president of the investment Advisor is the organizer of the Trust.  The Management Agreement provides for an expense reimbursement from the investment Advisor if the Trust’s total expense for any series (Fund), exclusive of taxes, interest, cost of portfolio acquisitions and dispositions and extraordinary expenses, for any fiscal year, exceeded the level of expenses which such series is permitted to bear under the most restrictive expense limitation imposed on open-ended investment companies by any state in which shares of such series are then qualified.  The Management Agreement also stipulates that all organizational expenses of the Trust were paid by the investment Advisor as well as certain marketing, legal, accounting, transfer agent, and custodial services for the first two years.  Such costs continued to be absorbed by the investment Advisor through December 31, 2001, except for marketing and certain other costs associated with the sale and distribution of shares.

Effective January 1, 2002, the Trust began paying certain operating expenses including custodian, registration, legal and auditing fees, and printing and insurance expenses, and a portion of bookkeeping fees. Remaining bookkeeping fees continued to be absorbed by the investment advisor.

Effective September 1, 1998, the Trust's shareholders approved a 12b-1arrangement, which provides commission payments to broker/dealers who refer investors who become shareholders in STAAR Investment Trust. This arrangement remained in effect through August 1, 2001 when a new 12b-1 arrangement, discussed below was implemented and which includes these fees. The commission structure under this arrangement is .5% for bond funds and 1.0% for stock funds for the first 12 months from date of purchase and .15% for bond funds and .25% for stock funds thereafter. Commissions were calculated based on fair market values and were payable monthly in the first 12 months and quarterly thereafter. For the period May through December 2000, 12b-1 commission expenses were also absorbed by the investment advisor. Subsequent to December 31, 2000, the investment Advisor no longer absorbed 12b-1 fees.

Certain affiliated persons holding shares in the six portfolios purchased such shares at net asset value at respective dates of purchase.  Those affiliated persons held aggregate investments in the respective funds as of June 30, 2009, as follows:

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

	Shares Owned
Affiliates	GBF	STBF	LCSF STAAR INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (CONTINUED) JUNE 30, 2009 (UNAUDITED)	SCSF	INTF	ACF
J. Andre Weisbroad, Trustee, Interested Director, Chairman, & Family	4,408	6,859	14,683	14,299	14,341	25,448
Jeffrey A. Dewhirst, Trustee, Independent Director, Secretary, & Family	2,072	485	119	141	157	1,149
Richard Levkoy, Trustee, Independent Director, Chairman of the Audit Committee
Thomas J. Smith, Trustee, Independent Director
Employees				2,515
Other Affiliated Persons
Total Number of Shares	6,480	7,344	14,802	16,955	14,498	26,597

	June 30, 2009 Value of Shares Owned
Affiliates	GBF	STBF	LCSF	SCSF	INTF	ACF
J. Andre Weisbroad, Trustee, Interested Director, Chairman, & Family	$42,931	$63,380	$133,620	$112,959	$137,391	$258,553
Jeffrey A. Dewhirst, Trustee, Independent Director, Secretary, & Family	20,185	4,482	1,082	1,116	1,503	11,670
Richard Levkoy, Trustee, Independent Director, Chairman of the Audit Committee
Thomas J. Smith, Trustee, Independent Director
Employees				19,866	$63,116	$67,862	$134,702	$133,941	$138,894	$270,223

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

Note 4. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at June 30, 2009 was $2,626,807 representing 250,797 shares outstanding for the GBF, $3,519,438 representing 380,280 shares outstanding for the STBF, $3,219,687 representing 275,703 shares outstanding for the LCSF, $3,603,539 representing 292,409 shares outstanding for the SCSF, $2,455,209 representing 253,515 shares outstanding for the INTF, $2,797,183 representing 246,875 shares outstanding for the ACF.  Transactions in capital shares were as follows:

	GBF	STBF	LCSF	SCSF	INTF	ACF
Sale of Shares	2,169	23,992	3,164	16,953	5,927	14,134
Shares issued on Reinvestment of Dividends	3,891	2,405	---	---	---	---
Shares Redeemed	(29,223)	(46,819)	(16,892)	(19,934)	(20,131)	(11,157)
Net Increase (Decrease)	(23,163)	(20,422)	(13,728)	(2,981)	(14,204)	2,977

Note 5. Investment Transactions

For the six months ended June 30, 2009, purchases and sales of investment securities other than U.S. Government obligations and  short-term investments  aggregated $568,412 and $914,194 for the GBF, $1,352,080 and $500,000 for the STBF, $87,048 and $211,450 for the LCSF, $94,935 and $117,792 for the SCSF, $126,680 and $219,192 for the INTF, $248,584 and $294,076 for the ACF, respectively.

Note 6. Tax Matters

At June 30, 2009, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) are as follows:

GBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$30,326	$(62,579)	$(32,253)

STBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$23,655	$(28,431)	$(4,776)

LCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$52,888	$(467,003)	$(414,115)

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

SCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$92,385	$(638,799)	$(546,414)

INTF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$335,698	$(213,616)	$122,082

ACF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$206,193	$(219,963)	$(13,770)

As of June 30, 2009, the components of distributable earnings on a tax basis were as follows:

GBF	Value
Undistributed ordinary income	$9,791
Undistributed long-term capital loss	(23,511)
Unrealized appreciation on investments	71,482

STBF	Value
Undistributed ordinary income	$13,722
Undistributed long-term capital gain	3,826
Unrealized appreciation on investments	17,036

LCSF	Value
Undistributed ordinary loss	$(11,239)
Undistributed long-term capital gain	27,329
Unrealized depreciation on investments	(6,856)

SCSF	Value
Undistributed ordinary loss	$(20,514)
Undistributed long-term capital loss	(79,475)
Unrealized appreciation on investments	240,652

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

INTF	Value
Undistributed ordinary loss	$(20,464)
Undistributed long-term capital loss	(61,756)
Unrealized appreciation on investments	291,888

ACF	Value
Undistributed ordinary loss	$(15,138)
Undistributed long-term capital loss	(192,231)
Unrealized appreciation on investments	313,122

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax-basis components of distributions paid in 2008 are as follows:

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

As of December 31, 2008, the following net capital loss carryforwards existed for federal income tax purposes:

The above capital loss caryforwards may be used to offset capital gains realized during subsequent years and thereby relieve the Trust and its shareholders of any federal income tax liability with respect to the capital gains that are so offset.  The Trust will not make distributions from capital gains while a capital loss carryforward remains.

Note 7. Subsequent Event

An additional distribution to GBF shareholders of record on December 31, 2008 aggregating $8,708 ($0.0325 per share) was declared and paid on March 2, 2009.

Note 8. New Accounting Pronouncements

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management believes no adjustments were necessary to the financial statements at adoption.

The Fund adopted Financial Accounting Standards Board Standard No. 157-4 – Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are Not Orderly on June 15, 2009.  At adoption the Fund evaluated the level and activity for the assets and liabilities of the Fund to ascertain that the fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

In May 2009, FASB issued Statement of Financial Standards No. 165, (“SFAS 165”).  SFAS 165 is effective for fiscal years and interim periods ending after June 15, 2009.  SFAS 165 requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date – that is, whether that date represents the date the financial statements were issued or were available to be issued.  In accordance with the adoption of SFAS No. 165, and in preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through August 27, 2009, the date the financial statements were available to be issued.

STAAR INVESTMENT TRUST

EXPENSE ILLUSTRATION

JUNE 30, 2009 (UNAUDITED)

Expense Example

As a shareholder of the STAAR Investment Trust, you incur ongoing costs which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

STAAR INVESTMENT TRUST

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

	Bond
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	1/1/2009	6/30/2009	1/1/2009 to 6/30/2009
Actual	$1,000.00	$1,025.63	$8.79
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,016.12	$8.75

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Short-Term
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	1/1/2009	6/30/2009	1/1/2009 to 6/30/2009
Actual	$1,000.00	$994.33	$9.89
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,014.88	$9.99

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Larger Company
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	1/1/2009	6/30/2009	1/1/2009 to 6/30/2009
Actual	$1,000.00	$1,009.99	$10.71
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,014.13	$10.74

* Expenses are equal to the Fund's annualized expense ratio of 2.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Smaller Company
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	1/1/2009	6/30/2009	1/1/2009 to 6/30/2009
Actual	$1,000.00	$1,067.57	$11.12
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,014.03	$10.84

* Expenses are equal to the Fund's annualized expense ratio of 2.17%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	International
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	1/1/2009	6/30/2009	1/1/2009 to 6/30/2009
Actual	$1,000.00	$1,102.42	$11.52
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,013.84	$11.04

* Expenses are equal to the Fund's annualized expense ratio of 2.21%, multiplied by the average account value over   the period, multiplied by 181/365 (to reflect the one-half year period).

	Alternative
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	1/1/2009	6/30/2009	1/1/2009 to 6/30/2009
Actual	$1,000.00	$1,044.19	$11.45
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,013.59	$11.28

* Expenses are equal to the Fund's annualized expense ratio of 2.26%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STAAR INVESTMENT TRUST

ADDITIONAL INFORMATION

JUNE 30, 2009 (UNAUDITED)

Statement of Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 332-7738 PIN 3370 to request a copy of the SAI or to make shareholder inquiries.

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 332-7738 PIN 3370.

Proxy Voting Guidelines

The Fund’s Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (800) 332-7738 PIN 3370.  It is also included in the Fund’s State of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling our toll free number (800) 332-7738 PIN 3370.

Investment Advisory Renewal Agreement

The Trustees of The Staar Investment Trust have reviewed the form and terms of the Investment Advisory Agreement with Staar Financial Advisors, Inc. (the “Advisor”), dated January 1, 2009 (the “Agreement”),  and examined the Advisor’s performance under the Agreement.  The Trustees desire to approve the extension of the Agreement for the period from January 1, 2009 to December 31, 2009; and that the Agreement be extended for the period from January 1, 2009 to December 31, 2009.

Board of Trustees

Jeffrey A. Dewhirst

Richard Levkoy

Thomas Smith

J. Andre Weisbrod

Investment Adviser

STAAR Financial Advisors, Inc.

604 McKnight Park Dr.

Pittsburgh, PA 15237

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

The Huntington National Bank

7 Easton Oval, Columbus, Ohio 43219

Independent Registered Public Accounting Firm

Carson & Co., LLC

201 Village Commons Dr.

Sewickley, PA 15143

This report is provided for the general information of the shareholders of the STAAR Investment Trust. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics

The Trust adopted a Code of Ethics on November 30, 1999 that was previously filed with the prospectus and SAI dated May 1, 2000. The Code of Ethics was Amended at a meeting of the Board of Trustees on December 15, 2005. The Code of Ethics is designed to protect shareholder interests and includes sections addressing general ethics as well as specific concentration on areas such as prohibited transactions, pre-clearance procedures, certifications and reports by access persons, confidentiality and conflicts of interest

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Chairman of the Board of Trustees

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Levkoy

----------------------------------------

Richard Levkoy,

Trustee, Chairman of the Audit Committee

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date 09/03/2009

The STAAR Investment Trust

(Registrant)

Date 09/03/2009